TAXES ON INCOME (Deferred Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Deferred taxes:
Carryforward losses	$ 3,405	[1]	$ 3,891	[1]
Intangible assets	13		31
Research and development expenses	596		124
Accrued severance pay	22		28
Accrued vacation pay	41		38
Net deferred tax assets before valuation allowance	4,077		4,112
Valuation allowance	(2,649)		(2,889)
Net deferred tax assets	1,428		1,223
Current deferred tax asset, net	913		785
Non-current deferred tax asset, net	$ 515		$ 438

[1]	Inclusive of the effect of enacted changes in tax rates in accordance with Israeli Law for Economic Efficiency (Amended Legislation for Implementing the Economic Plan for 2010, 2011 and 2013).